Organization (Details) (USD $)	0 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended			64 Months Ended	73 Months Ended	42 Months Ended	8 Months Ended
	Apr. 25, 2013	Apr. 25, 2013	Feb. 15, 2013	Feb. 15, 2013	Mar. 04, 2014	Sep. 30, 2014 property	Dec. 31, 2013 property	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 property	Sep. 30, 2014 property	Apr. 25, 2013	Dec. 31, 2013	Nov. 06, 2009	Aug. 29, 2008	Aug. 28, 2008	May 07, 2014	Apr. 26, 2013
Organization (Textual) [Abstract]
Agreement term						1 year	1 year
Number of successive period						1 year	1 year
Number of shares outstanding						128,551,153	49,893,502	13,376,868		49,893,502	128,551,153		49,893,502			100
Common stock value purchased by Advisor																$ 1,000
Number of common shares														82,500,000
Common stock offer price per share (in dollars per share)	$ 10.28	$ 10.28	$ 10.28	$ 10.28								$ 10.28
Shares price offered through the DRP as a percentage of revised offering share price		95.00%	95.00%	95.00%
Shares price offered through the DRP (in dollars per share)		$ 9.77	$ 9.77	$ 9.77
Net Asset Value per share (in dollars per share)								$ 9.56
IPO termination date	Apr. 25, 2013	Apr. 25, 2013
Number of shares issued					28,100,000
Common Stock Subject to Redemption						1,100,000	200,000	400,000		200,000	1,100,000		200,000
Repurchase of common stock						1,501,000	614,528	219,350	112,500	900,000	2,500,000
Limited Partnership Purchase Price							200,000			200,000			200,000		200,000
Initial capital contribution							1,000			1,000			1,000		1,000
General partner interest obtained							1.00%			1.00%			1.00%		1.00%
Limited partnership, Company's ownership interest						81.00%	63.00%
Limited partnership, Company's ownership interest, common units						96.00%	91.00%
Number of properties contributed						5	5			5	5		5
Limited liability partnership interest held, preferred units						15.00%	31.00%
Limited Partnership units redeemed						0	0	11,907
Repurchase of noncontrolling interests								102,964
Advisor
Organization (Textual) [Abstract]
Limited liability partnership interest held							99.00%			99.00%			99.00%		99.00%
Sponsor and Affiliates
Organization (Textual) [Abstract]
Limited liability partnership interest held						2.00%	3.00%			3.00%	2.00%		3.00%
Third parties
Organization (Textual) [Abstract]
Limited liability partnership interest held						17.00%	34.00%			34.00%	17.00%		34.00%
Private Offering
Organization (Textual) [Abstract]
Proceeds from issuance of private placement						1,300,000,000	506,900,000
Sale to Public
Organization (Textual) [Abstract]
Number of common shares														75,000,000
Common stock offer price per share (in dollars per share)														10.00
Number of shares issued												19,200,570
Proceeds from shares issued												191,500,000
Distribution Reinvestment Plan
Organization (Textual) [Abstract]
Number of common shares														7,500,000				10,200,000
Common stock offer price per share (in dollars per share)														9.50
Maximum follow-on public offering approved	1,000,000,000	1,000,000,000										1,000,000,000
Number of shares initially offered		10,200,000
Common stock of the Company pursuant to the distribution reinvestment plan	100,000,000	100,000,000										100,000,000						100,000,000
Number of shares issued						109,353,472
Proceeds from shares issued						1,100,000,000
Value Of Shares Registered Under Equity Offering																	75,000,000
Common stock issued						44,500,000	12,700,000	3,800,000		12,700,000	44,500,000		12,700,000
Primary Follow-On Offering and Primary Public Offering
Organization (Textual) [Abstract]
Number of common shares																		97,200,000
Common stock offer price per share (in dollars per share)																		$ 10.28
Maximum follow-on public offering approved																		1,000,000,000
Number of shares initially offered		97,200,000
Follow-On Offering
Organization (Textual) [Abstract]
Number of shares issued													30,541,917
Proceeds from issuance, follow on offering													$ 313,000,000